Receivables	3 Months Ended
Mar. 31, 2016
Receivables [Abstract]
Receivables

9. RECEIVABLES

Financing Receivables, net

A summary of financing receivables as of March 31, 2016 and December 31, 2015 is as follows:

	March 31, 2016	December 31, 2015
	(in millions)
Retail	$10,254	$10,344
Wholesale	8,529	8,611
Other	37	46
Total	$18,820	$19,001

Past due balances of financing receivables still accruing finance income represent the total balance held (principal plus accrued interest) with any payment amounts 30 days or more past the contractual payment due date. Non-performing financing receivables represent loans for which the Company has ceased accruing finance income. These receivables are generally 120 days delinquent. Finance income for non-performing receivables is recognized on a cash basis. Accrual of finance income is resumed when the receivable becomes contractually current and collections are reasonably assured.

The aging of financing receivables as of March 31, 2016 and December 31, 2015 is as follows (in millions):

	March 31, 2016
	30-59 Days Past Due	60-89 Days Past Due	Greater Than 90 Days	Total Past Due	Current	Total Performing	Non- Performing	Total
Retail
NAFTA	$26	$—	$—	$26	$7,639	$7,665	$34	$7,699
EMEA	—	—	—	—	523	523	—	523
LATAM	14	—	—	14	1,459	1,473	66	1,539
APAC	2	2	3	7	486	493	—	493
Total Retail	$42	$2	$3	$47	$10,107	$10,154	$100	$10,254
Wholesale
NAFTA	$—	$—	$—	$—	$3,703	$3,703	$63	$3,766
EMEA	57	1	—	58	3,880	3,938	83	4,021
LATAM	—	—	—	—	435	435	—	435
APAC	—	—	23	23	284	307	—	307
Total Wholesale	$57	$1	$23	$81	$8,302	$8,383	$146	$8,529

	December 31, 2015
	30-59 Days Past Due	60-89 Days Past Due	Greater Than 90 Days	Total Past Due	Current	Total Performing	Non- Performing	Total
Retail
NAFTA	$17	$—	$—	$17	$7,869	$7,886	$36	$7,922
EMEA	—	—	—	—	572	572	1	573
LATAM	6	—	—	6	1,286	1,292	44	1,336
APAC	1	3	—	4	509	513	—	513
Total Retail	$24	$3	$—	$27	$10,236	$10,263	$81	$10,344
Wholesale
NAFTA	$—	$—	$—	$—	$3,656	$3,656	$79	$3,735
EMEA	33	2	—	35	3,613	3,648	26	3,674
LATAM	3	—	—	3	595	598	4	602
APAC	6	4	26	36	518	554	46	600
Total Wholesale	$42	$6	$26	$74	$8,382	$8,456	$155	$8,611

Allowance for credit losses activity for the three months ended March 31, 2016 and 2015 is as follows:

	Three Months Ended March 31, 2016
	Retail	Wholesale	Other	Total
Opening balance	$394	$158	$—	$552
Provision	12	11	—	23
Charge-offs, net of recoveries	(18)	(2)	—	(20)
Foreign currency translation and other	17	9	—	26
Ending balance	405	176	—	581
Ending balance: Individually evaluated for impairment	192	130	—	322
Ending balance: Collectively evaluated for impairment	213	46	—	259
Receivables:
Ending balance	10,254	8,529	37	18,820
Ending balance: Individually evaluated for impairment	399	710	—	1,109
Ending balance: Collectively evaluated for impairment	$9,855	$7,819	$37	$17,711

	Three Months Ended March 31, 2015
	Retail	Wholesale	Other	Total
Opening balance	$468	$182	$—	$650
Provision	13	11	—	24
Charge-offs, net of recoveries	(12)	(2)	—	(14)
Foreign currency translation and other	(49)	(19)	—	(68)
Ending balance	420	172	—	592
Ending balance: Individually evaluated for impairment	207	113	—	320
Ending balance: Collectively evaluated for impairment	213	59	—	272
Receivables:
Ending balance	10,910	8,611	50	19,571
Ending balance: Individually evaluated for impairment	447	714	—	1,161
Ending balance: Collectively evaluated for impairment	$10,463	$7,897	$50	$18,410

Allowance for credit losses activity for the year ended December 31, 2015 is as follows:

	December 31, 2015
	Retail	Wholesale	Other	Total
Opening balance	$468	$182	$—	$650
Provision	81	27	—	108
Charge-offs, net of recoveries	(92)	(13)	—	(105)
Foreign currency translation and other	(63)	(38)	—	(101)
Ending balance	394	158	—	552
Ending balance: Individually evaluated for impairment	187	125	—	312
Ending balance: Collectively evaluated for impairment	207	33	—	240
Receivables:
Ending balance	10,344	8,611	46	19,001
Ending balance: Individually evaluated for impairment	416	767	—	1,183
Ending balance: Collectively evaluated for impairment	$9,928	$7,844	$46	$17,818

Financing receivables are considered impaired when it is probable that the Company will be unable to collect all amounts due according to the contractual terms. Receivables reviewed for impairment generally include those that are either past due, have provided bankruptcy notification, or require significant collection efforts. Receivables, which are impaired, are generally classified as non-performing.

	March 31, 2016				December 31, 2015
	Recorded Investment	Unpaid Principal Balance	Related Allowance	Average Investment	Recorded Investment	Unpaid Principal Balance	Related Allowance	Average Investment
	(in millions)
With no related allowance
Retail
NAFTA	$37	$37	$—	$33	$41	$40	$—	$37
EMEA	$76	$76	$—	$77	$74	$74	$—	$79
LATAM	$—	$—	$—	$—	$—	$—	$—	$—
APAC	$—	$—	$—	$—	$—	$—	$—	$—
Wholesale
NAFTA	$—	$—	$—	$—	$—	$—	$—	$—
EMEA	$29	$29	$—	$34	$33	$33	$—	$35
LATAM	$—	$—	$—	$—	$—	$—	$—	$—
APAC	$—	$—	$—	$—	$—	$—	$—	$—
With an allowance recorded
Retail
NAFTA	$44	$42	$19	$42	$54	$53	$18	$52
EMEA	$232	$232	$171	$230	$238	$238	$167	$263
LATAM	$—	$—	$—	$—	$—	$—	$—	$—
APAC	$10	$10	$2	$11	$9	$9	$2	$12
Wholesale
NAFTA	$66	$66	$3	$70	$82	$82	$3	$92
EMEA	$570	$570	$115	$625	$607	$607	$95	$657
LATAM	$25	$21	$5	$25	$25	$21	$7	$22
APAC	$20	$20	$7	$18	$20	$20	$20	$18
Total
Retail	$399	$397	$192	$393	$416	$414	$187	$443
Wholesale	$710	$706	$130	$772	$767	$763	$125	$824

Troubled Debt Restructurings

A troubled debt restructuring (“TDR”) is generally the modification of debt in which a lender grants a concession it would not otherwise consider to a borrower that is experiencing financial difficulties. These modifications may include extended contract maturities, inclusion of interest-only periods, modification of a contractual interest rate to a below market interest rate, extended skip payment period and waving interest and principal. As a collateral based lender, the Company typically will repossess collateral in lieu of restructuring receivables. As such, for retail receivables, concessions are typically provided based on bankruptcy or other court proceedings.

TDRs are reviewed along with other receivables as part of management’s ongoing evaluation of the adequacy of the allowance for credit losses. The allowance for credit losses attributable to TDRs is based on the most probable source of repayment, which is normally the liquidation of the collateral. In determining collateral value, the Company estimates the current fair market value of the equipment collateral and considers credit enhancements such as additional collateral and third party guarantees.

Before removing a receivable from TDR classification, a review of the borrower is conducted. If concerns exist about the future ability of the borrower to meet its obligations under the loans based on a credit review, the TDR classification is not removed from the receivable.

As of March 31, 2016, the Company had approximately 680 retail and finance lease receivable contracts classified as TDRs in NAFTA, of which the pre-modification value was $31 million and the post-modification value was $30 million. The court has determined the concession in 276 of these cases. The pre-modification value of these contracts was $5 million and the post-modification value was $4 million. As of March 31, 2015, the Company had approximately 630 retail and finance lease receivable contracts classified as TDRs in NAFTA, of which the pre-modification value was $17 million and the post-modification value was $15 million. The court has determined the concession in 385 of these cases. The pre-modification value of these contracts was $7 million and the post-modification value was $6 million. As the outcome of the bankruptcy cases is determined by a court based on available assets, subsequent re-defaults are unusual and were not material for retail and finance lease receivable contracts that were modified in a TDR during the previous twelve months ended March 31, 2016 and 2015.

As of March 31, 2016 and 2015, the Company had approximately $75 million and $85 million, respectively, in retail and finance lease receivable contracts classified as TDRs in EMEA. The primary concessions were skipped payments and extended contract maturities and, as such, the post-modification value approximated the pre-modification value. Subsequent re-defaults were not material for retail and finance lease receivable contracts that were modified in a TDR during the previous three months ended March 31, 2016 and 2015.

As of March 31, 2016 and 2015, the Company had approximately $27 million and $43 million, respectively, in retail and finance lease contracts classified as TDRs in LATAM. The concessions granted on these receivables were primarily skipped payments and extended contract maturities. Subsequent re-defaults were not material for retail and finance lease receivable contracts that were modified in a TDR during the previous three months ended March 31, 2016 and 2015.

As of March 31, 2016 and 2015, the Company’s wholesale TDR agreements were immaterial.

Transfers of Financial Assets

The Company transfers a number of its financial receivables to securitization programs or factoring transactions.

A securitization transaction entails the sale of a portfolio of receivables to a securitization vehicle. This special purpose entity (“SPE”) finances the purchase of the receivables by issuing asset-backed securities (i.e. securities whose repayment and interest flow depend upon the cash flow generated by the portfolio). SPEs utilized in securitizations differ from other entities included in the Company’s condensed consolidated financial statements because the assets they hold are legally isolated. For bankruptcy analysis purposes, the Company has sold the receivables to the SPEs in a true sale and the SPEs are separate legal entities. Upon transfer of the receivables to the SPEs, the receivables and certain cash flows derived from them become restricted for use in meeting obligations to the SPEs creditors. The SPEs have ownership of cash balances that also have restrictions for the benefit of the SPEs’ investors. The Company’s interests in the SPEs’ receivables are subordinate to the interests of third party investors. None of the receivables that are directly or indirectly sold or transferred in any of these transactions are available to pay the Company’s creditors until all obligations of the SPE have been fulfilled.

These trusts were determined to be VIEs and, consequently, the Company has consolidated these trusts. In its role as servicer, the Company has the power to direct the trusts’ activities. Through its retained interests, the Company has an obligation to absorb certain losses or the right to receive certain benefits that could potentially be significant to the trusts.

No recourse provisions exist that allow holders of the asset-backed securities issued by the trusts to put those securities back to the Company although the Company provides customary representations and warranties that could give rise to an obligation to repurchase from the trusts any receivables for which there is a breach of the representations and warranties. Moreover, the Company does not guarantee any securities issued by the trusts. The trusts have a limited life and generally terminate upon final distribution of amounts owed to investors or upon exercise of a cleanup-call option by the Company, in its role as servicer.

Furthermore, factoring transactions may be either with recourse or without recourse; certain without recourse transfers include deferred payment clauses (for example, when the payment by the factor of a minor part of the purchase price is dependent on the total amount collected from the receivables), requiring first loss cover, meaning that the transferor takes priority participation in the losses, or requires a significant exposure to the cash flows arising from the transferred receivables to be retained. These types of transactions do not qualify for the derecognition of the assets since the risks and rewards connected with collection are not substantially transferred, and, accordingly, the Company continues to recognize the receivables transferred by this means in its balance sheet and a financial liability of the same amount under asset-backed financing.

At March 31, 2016 and December 31, 2015, the carrying amount of such restricted assets included in financing receivables above are the following (in millions):

	Restricted Receivables
	March 31, 2016	December 31, 2015
Retail note and finance lease receivables	$7,643	$7,695
Wholesale receivables	6,123	6,189
Total	$13,766	$13,884

VAT receivables were immaterial as of March 31, 2016 and December 31, 2015.